ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2013	2014
Accrued payroll and welfare	34,433,880	59,674,605
Accrued loyalty point program expenses	31,008,019	41,944,880
Accrued commission to third-party distribution partners	21,740,817	30,652,268
Accrued advertisement expenses	15,745,183	10,684,007
Other accrued expenses	27,878,901	44,142,767
Other payables	24,780,289	33,162,467
Business and other taxes	11,604,287	6,000,216
Payable for investment in non-consolidated affiliates	3,885,000	58,142,000
Accrued purchase consideration	8,083,545	7,907,229
Total accrued expenses and other current liabilities	179,159,921	292,310,439